Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Composition:

	As of December 31,
	2025	2024
Cash in new Israeli shekels	191	830
Cash in foreign currency (*)	13,953	12,468
	14,144	13,298

(*)	As of December 31, 2025, including short-term bank deposits for a period less than 3 months at an average interest rate of 3.527%